JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.4%
Australia — 6.5%
ANZ Group Holdings Ltd.	898,389	15,851,522
Aurizon Holdings Ltd.	1,029,946	2,538,851
BHP Group Ltd.	2,164,391	66,217,454
Brambles Ltd.	610,892	5,824,712
Commonwealth Bank of Australia	424,234	32,349,724
Dexus, REIT	846,801	4,285,378
Glencore plc	874,478	4,626,826
Goodman Group, REIT	1,741,350	28,904,975
GPT Group (The), REIT	1,470,769	4,445,216
Insurance Australia Group Ltd.	2,363,709	9,278,562
Macquarie Group Ltd.	143,256	17,676,281
Medibank Pvt Ltd.	4,202,910	10,522,583
Mirvac Group, REIT	4,784,223	6,723,751
National Australia Bank Ltd.	1,031,570	21,756,229
QBE Insurance Group Ltd.	1,529,621	15,749,869
Rio Tinto Ltd.	632,443	54,420,076
Rio Tinto plc	321,332	22,242,420
Santos Ltd.	3,373,684	17,050,405
Wesfarmers Ltd.	276,635	10,472,556
Westpac Banking Corp.	1,079,237	16,930,664
Woodside Energy Group Ltd.	253,921	5,311,070
Woolworths Group Ltd.	846,638	19,883,268
		393,062,392
Austria — 0.2%
Erste Group Bank AG	269,386	11,604,718
Belgium — 0.5%
Anheuser-Busch InBev SA	228,038	14,105,883
KBC Group NV	220,840	14,405,747
		28,511,630
China — 0.5%
BOC Hong Kong Holdings Ltd.	3,943,000	9,450,563
Prosus NV	644,047	19,161,474
Xinyi Glass Holdings Ltd.	1,572,300	1,303,476
		29,915,513
Denmark — 3.4%
Carlsberg A/S, Class B	217,954	28,043,585
Genmab A/S *	17,846	4,934,814
Novo Nordisk A/S, Class B	1,475,057	168,605,599
		201,583,998
Finland — 0.9%
Nokia OYJ	1,240,546	4,484,852
Nordea Bank Abp	4,206,024	51,834,568
		56,319,420
France — 12.6%
Air Liquide SA	412,704	77,230,701

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Airbus SE	288,772	45,997,306
AXA SA	274,165	9,202,439
BNP Paribas SA	703,576	47,269,168
Capgemini SE	252,792	56,201,059
Cie Generale des Etablissements Michelin SCA	165,607	5,498,596
Dassault Systemes SE	170,514	8,839,154
Engie SA	2,783,935	44,466,332
Kering SA	27,919	11,468,391
Legrand SA	473,090	45,849,836
L'Oreal SA	112,153	53,671,307
LVMH Moet Hennessy Louis Vuitton SE	147,391	122,638,004
Orange SA	2,137,588	25,420,051
Pernod Ricard SA	119,471	19,591,514
Safran SA	266,498	49,757,526
Societe Generale SA	1,089,152	27,996,694
TotalEnergies SE	587,463	38,111,999
Vinci SA	514,098	64,942,064
		754,152,141
Germany — 7.9%
adidas AG	77,021	14,540,639
Allianz SE (Registered)	314,819	84,112,093
BASF SE	66,578	3,182,694
Bayer AG (Registered)	266,357	8,288,128
Brenntag SE	83,894	7,417,071
Deutsche Post AG	803,088	38,463,209
Deutsche Telekom AG (Registered)	2,069,564	50,803,299
Infineon Technologies AG	1,183,216	43,136,407
Mercedes-Benz Group AG	147,438	9,953,950
Merck KGaA	49,850	8,179,169
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	87,432	37,221,469
RWE AG	1,300,974	48,039,303
SAP SE	372,309	64,501,247
Siemens AG (Registered)	270,697	48,461,228
Symrise AG	28,160	2,905,371
Zalando SE * (a)	248,381	4,959,333
		474,164,610
Hong Kong — 1.7%
AIA Group Ltd.	4,700,400	36,862,511
CK Asset Holdings Ltd.	1,749,844	7,895,898
CLP Holdings Ltd.	374,000	2,974,586
Hong Kong Exchanges & Clearing Ltd.	519,300	15,744,555
Link, REIT	672,700	3,374,052
Prudential plc	1,461,971	15,018,195
Sun Hung Kai Properties Ltd.	750,500	7,004,712
Techtronic Industries Co. Ltd.	1,202,000	12,766,570
		101,641,079

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.5%
Kingspan Group plc	356,834	28,980,854
Italy — 1.1%
Enel SpA	1,062,308	7,248,528
FinecoBank Banca Fineco SpA	1,620,419	23,363,801
UniCredit SpA	1,248,348	36,566,674
		67,179,003
Japan — 23.4%
AGC, Inc.	206,100	7,751,061
Ajinomoto Co., Inc.	769,000	31,578,940
Asahi Group Holdings Ltd.	764,100	28,400,044
Asahi Kasei Corp.	1,155,300	8,761,266
Bridgestone Corp.	741,400	32,126,857
Central Japan Railway Co.	1,177,600	29,431,338
Daiichi Sankyo Co. Ltd.	1,352,300	40,486,560
Daikin Industries Ltd.	182,383	29,223,655
Daiwa House Industry Co. Ltd.	947,600	29,301,641
Denso Corp.	1,781,500	27,983,893
Dentsu Group, Inc.	853,600	22,655,635
Fuji Electric Co. Ltd.	363,000	18,179,052
Hitachi Ltd.	677,900	53,249,281
Honda Motor Co. Ltd.	792,416	8,857,676
Hoya Corp.	335,500	42,618,292
ITOCHU Corp.	1,059,200	48,070,865
Keyence Corp.	119,100	53,285,087
Komatsu Ltd.	107,200	3,049,836
Konami Group Corp.	246,200	15,140,855
Kyowa Kirin Co. Ltd.	980,800	15,449,538
Mitsubishi Corp.	3,126,600	53,886,787
Mitsubishi UFJ Financial Group, Inc.	2,364,450	22,146,740
Mitsui Fudosan Co. Ltd.	1,191,900	29,921,191
Murata Manufacturing Co. Ltd.	1,441,700	29,110,985
NIDEC Corp.	108,400	4,042,975
Nintendo Co. Ltd.	247,500	13,828,052
Nippon Paint Holdings Co. Ltd.	490,900	3,866,488
Nippon Steel Corp.	194,400	4,678,173
Nippon Telegraph & Telephone Corp.	30,875,400	38,771,935
Nomura Research Institute Ltd.	587,300	17,961,707
ORIX Corp.	1,256,800	24,267,890
Osaka Gas Co. Ltd.	494,600	10,414,722
Otsuka Corp.	533,300	22,440,087
Pan Pacific International Holdings Corp.	289,100	6,249,329
Recruit Holdings Co. Ltd.	433,300	17,114,795
Renesas Electronics Corp. *	670,400	10,999,646
Shimadzu Corp.	256,700	7,098,264
Shimano, Inc.	99,300	14,257,031
Shin-Etsu Chemical Co. Ltd.	1,359,500	53,512,901
Shionogi & Co. Ltd.	455,400	21,857,573

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shiseido Co. Ltd.	145,500	4,056,059
SoftBank Group Corp.	170,100	7,343,325
Sony Group Corp.	645,615	63,314,428
Sumitomo Electric Industries Ltd.	1,743,900	23,179,243
Sumitomo Metal Mining Co. Ltd.	559,100	15,452,785
Sumitomo Mitsui Financial Group, Inc.	1,025,500	53,339,721
Suzuki Motor Corp.	676,500	30,387,494
T&D Holdings, Inc.	1,582,200	26,199,263
Takeda Pharmaceutical Co. Ltd.	141,800	4,167,570
Terumo Corp.	996,000	33,716,543
Tokio Marine Holdings, Inc.	1,534,700	40,466,098
Tokyo Electron Ltd.	302,300	56,098,553
Toyota Motor Corp.	3,961,100	79,094,536
Yamato Holdings Co. Ltd.	934,100	16,147,251
		1,404,991,512
Macau — 0.1%
Sands China Ltd. *	2,444,000	6,414,941
Netherlands — 6.6%
Adyen NV * (a)	8,820	11,061,935
ASML Holding NV	198,517	172,230,997
Koninklijke Ahold Delhaize NV	534,182	15,022,890
Koninklijke KPN NV	8,303,577	28,246,628
NN Group NV	815,309	33,418,073
Shell plc	3,430,582	106,356,028
Wolters Kluwer NV	189,014	27,863,896
		394,200,447
Singapore — 1.0%
DBS Group Holdings Ltd.	1,373,065	32,521,460
Oversea-Chinese Banking Corp. Ltd.	760,800	7,277,340
Sea Ltd., ADR *	133,617	5,096,152
United Overseas Bank Ltd.	646,500	13,627,276
		58,522,228
South Korea — 0.0% ^
Delivery Hero SE * (a)	119,123	2,702,818
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	1,472,946	13,785,952
Banco Santander SA	9,702,813	38,996,186
Iberdrola SA	2,058,502	24,786,346
Industria de Diseno Textil SA	814,081	34,807,967
		112,376,451
Sweden — 2.5%
Atlas Copco AB, Class A	3,827,209	61,080,048
Sandvik AB	900,145	18,917,358

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Skandinaviska Enskilda Banken AB, Class A	880,672	12,507,425
Volvo AB, Class B	2,408,127	57,711,552
		150,216,383
Switzerland — 4.8%
Cie Financiere Richemont SA (Registered)	268,772	39,921,938
Givaudan SA (Registered)	1,960	8,150,736
Julius Baer Group Ltd.	170,822	9,299,796
Lonza Group AG (Registered)	90,256	44,126,676
Novartis AG (Registered)	730,193	75,512,034
Sandoz Group AG *	151,301	5,188,870
SGS SA (Registered)	251,998	23,286,098
Sika AG (Registered)	58,716	16,209,021
UBS Group AG (Registered)	787,831	23,581,848
Zurich Insurance Group AG	79,518	40,402,261
		285,679,278
United Kingdom — 12.9%
3i Group plc	1,900,464	59,493,929
AstraZeneca plc	767,679	101,776,458
Barclays plc	15,671,103	29,122,048
Berkeley Group Holdings plc	504,148	30,528,513
BP plc	13,261,941	77,455,254
British American Tobacco plc	611,251	18,021,886
Centrica plc	10,823,907	18,942,387
DCC plc	148,839	10,820,494
Diageo plc	1,449,176	52,341,138
HSBC Holdings plc	4,649,271	36,300,129
InterContinental Hotels Group plc	445,458	42,208,522
Intertek Group plc	71,282	4,046,014
Lloyds Banking Group plc	57,479,903	30,812,435
London Stock Exchange Group plc	160,153	18,115,557
National Grid plc	688,156	9,165,622
Next plc	55,949	5,972,919
Reckitt Benckiser Group plc	392,546	28,381,422
RELX plc	1,746,164	72,071,299
SSE plc	1,494,337	31,826,313
Standard Chartered plc	3,628,886	27,425,470
Taylor Wimpey plc	5,071,009	9,467,533
Tesco plc	8,521,140	30,877,372
Unilever plc	642,654	31,327,858
		776,500,572
United States — 8.4%
CSL Ltd.	175,258	34,416,735
GSK plc	2,578,904	51,004,888
Nestle SA (Registered)	1,361,276	155,118,227
Roche Holding AG	376,964	107,327,816
Sanofi SA	188,083	18,835,669

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Schneider Electric SE	377,106	74,082,525
Stellantis NV	2,945,585	64,881,380
		505,667,240
Total Common Stocks (Cost $4,947,892,719)		5,844,387,228
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (b) (c)(Cost $129,034,375)	128,967,276	129,057,553
Total Investments — 99.6% (Cost $5,076,927,094)		5,973,444,781
Other Assets Less Liabilities — 0.4%		24,057,310
NET ASSETS — 100.0%		5,997,502,091

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.5%
Pharmaceuticals	10.5
Insurance	6.0
Semiconductors & Semiconductor Equipment	4.7
Oil, Gas & Consumable Fuels	4.1
Automobiles	3.2
Textiles, Apparel & Luxury Goods	3.2
Food Products	3.1
Chemicals	2.9
Metals & Mining	2.8
Machinery	2.6
Professional Services	2.4
Capital Markets	2.4
Diversified Telecommunication Services	2.4
Beverages	2.4
Electrical Equipment	2.4
Industrial Conglomerates	1.9
Trading Companies & Distributors	1.8
Household Durables	1.7
IT Services	1.6
Aerospace & Defense	1.6
Electronic Equipment, Instruments & Components	1.5
Personal Care Products	1.5
Automobile Components	1.5
Health Care Equipment & Supplies	1.3
Real Estate Management & Development	1.2
Software	1.2
Multi-Utilities	1.2
Building Products	1.1
Electric Utilities	1.1
Consumer Staples Distribution & Retail	1.1
Construction & Engineering	1.1
Others (each less than 1.0%)	9.8
Short-Term Investments	2.2
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	920	03/21/2024	AUD	114,058,885	5,509,714

Abbreviations
AUD	Australian Dollar
SPI	Australian Securities Exchange

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$393,062,392	$—	$393,062,392
Austria	—	11,604,718	—	11,604,718
Belgium	—	28,511,630	—	28,511,630
China	19,161,474	10,754,039	—	29,915,513
Denmark	—	201,583,998	—	201,583,998
Finland	—	56,319,420	—	56,319,420

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$754,152,141	$—	$754,152,141
Germany	—	474,164,610	—	474,164,610
Hong Kong	—	101,641,079	—	101,641,079
Ireland	—	28,980,854	—	28,980,854
Italy	—	67,179,003	—	67,179,003
Japan	—	1,404,991,512	—	1,404,991,512
Macau	—	6,414,941	—	6,414,941
Netherlands	—	394,200,447	—	394,200,447
Singapore	5,096,152	53,426,076	—	58,522,228
South Korea	—	2,702,818	—	2,702,818
Spain	—	112,376,451	—	112,376,451
Sweden	—	150,216,383	—	150,216,383
Switzerland	—	285,679,278	—	285,679,278
United Kingdom	—	776,500,572	—	776,500,572
United States	—	505,667,240	—	505,667,240
Total Common Stocks	24,257,626	5,820,129,602	—	5,844,387,228
Short-Term Investments
Investment Companies	129,057,553	—	—	129,057,553
Total Investments in Securities	$153,315,179	$5,820,129,602	$—	$5,973,444,781
Appreciation in Other Financial Instruments
Futures Contracts	$5,509,714	$—	$—	$5,509,714
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$182,533,672	$311,348,420	$364,868,792	$55,695	$(11,442)	$129,057,553	128,967,276	$1,881,717	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	12,000,000	58,500,000	70,500,000	—	—	—	—	199,394	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,828,971	32,915,978	34,744,949	—	—	—	—	38,572	—
Total	$196,362,643	$402,764,398	$470,113,741	$55,695	$(11,442)	$129,057,553		$2,119,683	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.